Summary of Financial Information For Closed Block (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Liabilities:
Future policyholder benefits	$ 1,571	$ 1,602
Policyholder funds and accumulated dividends	137	138
Policyholder dividends payable	20	20
Policyholder dividend obligation	110	100
Other policy obligations and liabilities	25	38
Total liabilities	1,863	1,898
Assets:
Available-for-sale securities	1,294	1,286
Mortgage loans, net of allowance	220	223
Policy loans	128	138
Other assets	77	98
Total assets	1,719	1,745
Excess of reported liabilities over assets	144	153
Portion of above representing other comprehensive income:
Increase in unrealized gain on fixed maturity securities, available-for-sale	14	7
Adjustment to policyholder dividend obligation	(14)	(7)
Total of above representing other than comprehensive income	0	0
Maximum future earnings to be recognized from assets and liabilities	144	153	$ 162	$ 172
Available-for-sale securities:
Fair value	1,294	1,286
Amortized cost	1,206	1,212
Shadow policyholder dividend obligation	(88)	(74)
Net unrealized appreciation	$ 0	$ 0